Federal Income Taxes (Schedule Of Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Federal Income Taxes [Abstract]
Expected tax using statutory tax rate of 34%	$ 1,815	$ 1,899	$ 2,023
Tax-exempt income on state and municipal securities and political subdivision loans	(1,074)	(1,033)	(781)
Interest expense associated with carrying certain state and municipal securities and political subdivision loans	21	30	32
Increase in cash value of life insurance policies	(46)	(109)	(102)
Nondeductable merger expenses	170	0	0
Other, net	6	(46)	26
Income Tax Expense (Benefit), Total	$ 892	$ 741	$ 1,198
U.S. federal income tax rate	34.00%	34.00%	34.00%